Summary of Significant Accounting Policies (Details) - USD ($)							3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 28, 2024	Sep. 29, 2023	Mar. 24, 2023	Aug. 16, 2022	Jan. 14, 2022	Jan. 14, 2022	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Jul. 30, 2023	Jun. 30, 2023	Dec. 23, 2022	Sep. 27, 2022	Jan. 31, 2022
Summary of Significant Accounting Policies [Line Items]
Withdrawals from the trust account									$ 12,219,791	$ 42,636,600	$ 58,351,987
Cash withdrawn from trust account franchise and income taxes									19,173		579,564	298,414
Cash withdrawn from trust account											741,013
Restricted cash balances											$ 161,449	$ 213,182
Effective tax rate							(79.46%)	268.30%	(40.40%)	0.00%	0.00%	(8.18%)
Statutory tax rate				1.00%			21.00%	21.00%	21.00%	21.00%	21.00%	21.00%
Unrecognized tax benefits							$ 0		$ 0		$ 0
Interest and penalties							$ 0	$ 7,489	$ 12,610	$ 7,489
Shares of common stock exercised (in Shares)		1,456,871	4,097,964
Aggregate redemption amount		$ 15,700,000	$ 42,600,000
Held in trust account															$ 772,769	$ 772,769
Shares of common stock subject to possible redemption (in Shares)							1,082,789		1,082,789		2,172,851
Withdrawn from trust account									$ 70,571,778		$ 58,351,987
Payment of franchise taxes												$ 85,232
Restricted cash withdrawal amount								$ 213,182		$ 213,182	161,449	$ 213,182
Withdrawn trust account for taxes											741,013
Franchise and income taxes											$ 579,564
Shares of common stock (in Shares)			4,097,964
Aggregate redemption amount		15,700,000	$ 42,600,000
Shares exercising their right to redeem		$ 1,456,871
Common stock subject to possible redemption (in Shares)							1,082,789		1,082,789		2,172,581
March Extensions [Member]
Summary of Significant Accounting Policies [Line Items]
Shares of common stock exercised (in Shares)			4,097,964
Aggregate redemption amount			$ 42,600,000
September Extensions [Member]
Summary of Significant Accounting Policies [Line Items]
Shares of common stock exercised (in Shares)		1,456,871
Aggregate redemption amount		$ 15,700,000
June Extensions [Member]
Summary of Significant Accounting Policies [Line Items]
Shares of common stock exercised (in Shares)	1,090,062
Aggregate redemption amount	$ 12,220,000
Held in trust account	12,060,000.00
Common Stock [Member]
Summary of Significant Accounting Policies [Line Items]
Shares of common stock exercised (in Shares)			4,097,964		224,328	224,328
Shares of common stock subject to possible redemption (in Shares)											2,172,851
Common stock subject to possible redemption (in Shares)											2,172,851	7,727,686
Trust Account [Member]
Summary of Significant Accounting Policies [Line Items]
Cash withdrawn from trust account franchise and income taxes									$ 760,186
Held in trust account			$ 80,400,000
Trust Account [Member] | June Extensions [Member]
Summary of Significant Accounting Policies [Line Items]
Held in trust account	$ 24,280,000
Trust Account [Member] | Common Stock [Member]
Summary of Significant Accounting Policies [Line Items]
Held in trust account			$ 37,800,000
IPO [Member]
Summary of Significant Accounting Policies [Line Items]
Offering costs											$ 4,788,446
Shares of common stock exercised (in Shares)					227,686
Offering costs											4,663,218
IPO [Member] | Common Stock [Member]
Summary of Significant Accounting Policies [Line Items]
Offering costs							$ 4,663,218		$ 4,663,218
Over-Allotment Option [Member]
Summary of Significant Accounting Policies [Line Items]
Offering costs																	$ 125,228
Shares of common stock exercised (in Shares)					227,686
Offering costs											$ 125,228
Sponsor [Member]
Summary of Significant Accounting Policies [Line Items]
Restricted cash withdrawal amount													$ 213,182	$ 142,851